RELATED PARTY TRANSACTIONS AND BALANCES	3 Months Ended
Jun. 30, 2011
RELATED PARTY TRANSACTIONS AND BALANCES [Text Block]
18.	RELATED PARTY TRANSACTIONS AND BALANCES

All the related parties are as follows:

Name of related party	Relationship with the Group
Zhejiang the Fifth Season Investment Co., Ltd. (“Zhejiang Fifth Season”)	Controlled by the same ultimate stockholders
Zhejiang the Fifth Season Industrial Co., Ltd. (Original: Huaren Costume )	Controlled by the same ultimate stockholders
Hangzhou the Fifth Season E-commerce Co., Ltd. (Original: Hangzhou the Fifth Season Costume Co., Ltd.)	Controlled by the same ultimate stockholders
Hangzhou Hengding Plastics & Wood Tools Co., Ltd .(“Hangzhou Hengding”)	Controlled by the same ultimate stockholders
Hangzhou Liuhe Industrial Co., Ltd. (“Hangzhou Liuhe”)	Controlled by the same ultimate stockholders
Hangzhou Haigang Technology Co., Ltd. (“Hangzhou Haigang”)	Controlled by the same ultimate stockholders
The Fifth Season Hangzhou Real Estate Planning and Services Co., Ltd. (“Hangzhou Real Estate”)	Controlled by the same ultimate stockholders
The Fifth Season Nantong Commercial Investment Management Co., Ltd. (“Nantong Commercial”)	Controlled by the same ultimate stockholders
Jiashan Lijing Mingzuo Entertainment Co., Ltd. (“Jiashan Lijing”)	Controlled by the same ultimate stockholders
Hangzhou Yinli Decorative Lighting Co.,Ltd. (“Yinli Decorative Lighting”)	Controlled by one of the key management
Hangzhou Buy Bar	Controlled by the same ultimate stockholders
Hangzhou Yiyue E-commerce Co., Ltd.	Controlled by the same ultimate stockholders
Lianmo Wu	Husband of controlling stockholder
Hongsen Xu	Key management

a) Trade receivables from related parties consist of the following:

	June 30,	December 31,
	2011	2010
	( Unaudited)
Hangzhou Hengding	$132,564	$4,681,145
Zhejiang the Fifth Season Industrial Co., Ltd. (Original: Huaren Costume)	194,975	191,417
	$327,539	$4,872,562

b) Loans receivables from related parties consist of the following:

		June 30,	December 31,
		2011	2010
		( Unaudited)
Jiashan Lijing	$		$758,500
Hangzhou Liuhe		-	592,561
Hangzhou Haigang		-	775,490
Nantong Commercial		5,408	-
Hangzhou E-commerce( Original: Hangzhou Costume)		94,891	-
Hangzhou Yiyue E-commerce		15,452	-
		$115,751	$2,126,551

Loans receivable from related parties were short-term loans for additional working capital purposes of such related parties, were non-interest bearing and are due on demand.

c) Accounts payable to related parties consists of the following:

	June 30,	December 31,
	2011	2010
	( Unaudited)
Yinli Decorative Lighting	$-	$324,374

d) Loans payable to related parties consists of the following:

	June 30,	December 31,
	2011	2010
	( Unaudited)
Yinli Decorative Lightning	$1,848,923	-
Zhejiang Fifth Season	654,671	$763,051
Hangzhou Real Estate	42,493	-
Hangzhou Buy Bar	15,218	-
Hongsen Xu	55,563	70,726
Lianmo Wu	930,696	-
	$3,547,564	$833,777

Loans payable to related parties were short-term loans from related parties for the Group’s additional working capital purposes, which were non-interest bearing and due on demand.

e) Significant related party transactions other than loans are as follows:

		Six months ended June 30,
	Transaction	2011	2010
		( Unaudited)	( Unaudited)
Yinli Decorative Lighting	Purchase	$-	$3,674,100
		$-	$3,674,100